SHAREHOLDERS' EQUITY - Ordinary Shares (Details) - USD ($)			3 Months Ended	6 Months Ended
	Dec. 31, 2020	Aug. 20, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 26, 2020
Common stock, par value					$ 0.0001
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%				20.00%
Class A ordinary shares, shares subject to possible redemption	18,574,269			18,574,269	17,886,418
Class A ordinary shares
Common stock, shares authorized	400,000,000			400,000,000	400,000,000
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued	2,925,731			2,925,731	3,613,582
Common stock, shares outstanding	2,925,731			2,925,731	3,613,582
Common stock, shares outstanding, subject to possible redemption	21,500,000			21,500,000	21,500,000
Common stock, shares issued, shares subject to possible redemption	21,500,000			21,500,000
Subject to forfeiture (in shares)	20,364,519			20,364,519
Class B ordinary shares
Common stock, shares authorized	10,000,000		10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	5,375,000	5,750,000		5,375,000	5,375,000
Common stock, shares outstanding	5,375,000	5,750,000		5,375,000	5,375,000
Common Stock, Voting Rights			one	one
Subject to forfeiture (in shares)		750,000				750,000
Forfeiture of founder shares (in shares)		375,000
Forfeiture of founder shares			$ 0
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Conversion ratio of stock	20.00%
Class B ordinary shares | Sponsor Loan
Forfeiture of founder shares (in shares)		375,000